COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Purchase Commitments
Liabilities recorded for noncancelable purchase commitments for quantities in excess of future demand forecasts	$ 59	$ 235
Outstanding purchase orders	78,780	47,004
Minimum future lease payments under noncancelable operating leases with property management for office premises
Year one	1,534	1,344
Year two	556	802
Year three		215
Total	2,090	2,361
Rental expenses	1,301	813	500
Capital Commitments
Amount committed for capital expenditure on equipment	98	23
Future payments for the company's agreements with third parties for software license fees
Year one	5,766	16,594
Year two	2,197	1,163
Year three	933
Year four	180
Total	$ 9,076	$ 17,757